Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Benefit [Line Items]
Taxes on income	$ 134.0	$ 124.2	$ 136.7
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	130.9	112.0	111.9
Deferred	(1.1)	0.8	2.0
Domestic	129.8	112.8	113.9
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	7.1	1.7	15.3
Foreign taxes, Deferred	(2.9)	9.7	7.5
Foreign	$ 4.2	$ 11.4	$ 22.8